Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—50.4%
		Communication Services—4.9%
4,411		AT&T, Inc.	$169,779
1,601	[1]	Alphabet, Inc., Class A	2,015,339
3,168	[1]	Charter Communications, Inc.	1,482,181
5,733	[1]	Facebook, Inc.	1,098,729
16,304	[1]	Live Nation Entertainment, Inc.	1,149,432
28,128	[1]	MSG Networks, Inc.	455,955
346		Omnicom Group, Inc.	26,708
2,802	[1]	Take-Two Interactive Software, Inc.	337,221
13,152		Verizon Communications, Inc.	795,301
		TOTAL	7,530,645
		Consumer Discretionary—5.4%
201	[1]	Amazon.com, Inc.	357,109
375	[1]	AutoZone, Inc.	429,143
1,878	[2]	Bed Bath & Beyond, Inc.	25,729
3,037	[1]	Burlington Stores, Inc.	583,620
209	[1]	Chipotle Mexican Grill, Inc.	162,635
645	[1]	Cooper-Standard Holding, Inc.	20,550
569	[1]	Crocs, Inc.	19,909
4,723		Dunkin' Brands Group, Inc.	371,322
15,011		eBay, Inc.	529,138
9,353		Expedia Group, Inc.	1,278,181
24,635		Ford Motor Co.	211,615
3,861	[1]	Fossil, Inc.	42,008
5,192	[2]	GameStop Corp.	28,244
4,741		Goodyear Tire & Rubber Co.	75,240
3,442		Harley-Davidson, Inc.	133,928
3,130		Hilton Worldwide Holdings, Inc.	303,485
2,435	[1]	Libbey, Inc.	4,383
5,753		Lowe's Cos., Inc.	642,092
691	[1]	Lululemon Athletica, Inc.	141,151
771		McDonald's Corp.	151,656
1,053		Pulte Group, Inc.	41,320
1,470	[1,2]	RH	267,099
355		Ralph Lauren Corp.	34,101
3,900	[1,2]	Sally Beauty Holdings, Inc.	60,450
5,270		Starbucks Corp.	445,631
2,639		Target Corp.	282,135
5,107	[1]	Tempur Sealy International, Inc.	464,482
899		Toll Brothers, Inc.	35,753
5,423		Tupperware Brands Corp.	52,223
9,457		Wyndham Destinations, Inc.	438,899
5,287		Yum! Brands, Inc.	537,741
1,135	[1]	Zumiez, Inc.	36,218
		TOTAL	8,207,190

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—3.5%
8,445		Church and Dwight, Inc.	$590,643
6,084		Colgate-Palmolive Co.	417,363
5,918		Estee Lauder Cos., Inc., Class A	1,102,346
4,289		Fresh Del Monte Produce, Inc.	136,819
2,320		Hershey Foods Corp.	340,738
14,002		Kimberly-Clark Corp.	1,860,586
3,092		Lamb Weston Holdings, Inc.	241,300
3,770		PepsiCo, Inc.	517,131
2,005		Sysco Corp.	160,139
113	[1]	The Boston Beer Co., Inc., Class A	42,314
		TOTAL	5,409,379
		Energy—1.4%
1,104		Chevron Corp.	128,218
3,143		ConocoPhillips	173,494
23,143		EOG Resources, Inc.	1,604,041
4,099		HollyFrontier Corp.	225,199
14,355	[1]	Noble Corp. PLC	17,657
		TOTAL	2,148,609
		Financials—6.9%
484	[1]	Alleghany Corp.	376,692
17,903		Allstate Corp.	1,905,237
2,245		American Express Co.	263,294
10,491		American International Group, Inc.	555,603
1,926		Ameriprise Financial, Inc.	290,614
3,264	[1]	Athene Holding Ltd.	141,494
11,267		Bank of America Corp.	352,319
485		BlackRock, Inc.	223,924
7,500		Blackstone Mortgage Trust, Inc.	272,250
1,047		Capital One Financial Corp.	97,633
14,347		Citigroup, Inc.	1,030,975
2,010		Citizens Financial Group, Inc.	70,672
271		Discover Financial Services	21,750
2,874		Everest Re Group Ltd.	738,877
17,862		Fifth Third Bancorp	519,427
2,075	[1]	Green Dot Corp.	59,843
11,680		Huntington Bancshares, Inc.	165,038
1,268		Intercontinental Exchange, Inc.	119,598
12,370		KeyCorp	222,289
2,649		LPL Investment Holdings, Inc.	214,145
496		MSCI, Inc., Class A	116,342
2,853		MetLife, Inc.	133,492
321		NASDAQ, Inc.	32,026
17,976		Navient Corp.	247,529
8,406		Popular, Inc.	457,791
6,044		Progressive Corp., OH	421,267
4,334		Prudential Financial, Inc.	395,001
278		Reinsurance Group of America	45,167
4,342		RenaissanceRe Holdings Ltd.	812,736
1,019		S&P Global, Inc.	262,892

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1,262		The Hartford Financial Services Group, Inc.	$72,035
		TOTAL	10,637,952
		Health Care—6.8%
5,537	[1]	Alexion Pharmaceuticals, Inc.	583,600
2,190		AmerisourceBergen Corp.	186,982
151		Amgen, Inc.	32,201
2,007		Anthem, Inc.	540,044
4,788		Baxter International, Inc.	367,240
1,540	[1]	Biogen, Inc.	460,013
439		Chemed Corp.	172,926
15,524	[1]	Community Health Systems, Inc.	54,955
3,539		Eli Lilly & Co.	403,269
9,127		HCA Healthcare, Inc.	1,218,820
321	[1]	IDEXX Laboratories, Inc.	91,488
1,094	[1]	IQVIA Holdings, Inc.	157,995
4,752	[1]	Incyte Genomics, Inc.	398,788
169	[1]	Intuitive Surgical, Inc.	93,449
3,151	[1]	Jazz Pharmaceuticals PLC.	395,860
3,898		McKesson Corp.	518,434
2,316	[1]	Medicines Co.	121,567
7,107		Medtronic PLC	773,952
1,911		Merck & Co., Inc.	165,607
1,347	[1]	Molina Healthcare, Inc.	158,461
7,074		Stryker Corp.	1,529,894
3,087	[1]	Veeva Systems, Inc.	437,829
2,755	[1]	Vertex Pharmaceuticals, Inc.	538,547
8,068		Zoetis, Inc.	1,032,059
		TOTAL	10,433,980
		Industrials—4.6%
2,951		AGCO Corp.	226,312
304		Alaska Air Group, Inc.	21,107
11,532		Allison Transmission Holdings, Inc.	502,911
1,531	[1]	Cimpress NV	202,276
1,322	[1]	CoStar Group, Inc.	726,465
3,279		Delta Air Lines, Inc.	180,607
1,162		Deluxe Corp.	60,226
1,032		Ennis, Inc.	20,217
9,641		Heico Corp.	1,189,121
3,004	[1]	Jet Blue Airways Corp.	57,977
1,906		L3Harris Technologies, Inc.	393,227
1,209		Lennox International, Inc.	299,058
5,733		Lockheed Martin Corp.	2,159,506
81		Northrop Grumman Corp.	28,551
10,000		Pitney Bowes, Inc.	44,000
9,094	[1]	SPX Corp.	414,141
151	[1]	Teledyne Technologies, Inc.	49,770
79	[1]	Transdigm Group, Inc.	41,576
1,640		TransUnion	135,497

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
2,176		United Parcel Service, Inc.	$250,610
		TOTAL	7,003,155
		Information Technology—10.8%
1,776	[1]	Adobe, Inc.	493,604
1,660	[1]	Akamai Technologies, Inc.	143,590
5,605	[1]	Ansys, Inc.	1,233,941
3,635		Apple, Inc.	904,243
8,935		Automatic Data Processing, Inc.	1,449,525
1,170		Booz Allen Hamilton Holding Corp.	82,333
18,902	[1]	Cadence Design Systems, Inc.	1,235,246
5,875		DXC Technology Co.	162,561
126	[1]	EPAM Systems, Inc.	22,171
889	[1]	Fair Isaac & Co., Inc.	270,292
671	[1]	Fiserv, Inc.	71,220
3,896	[1]	Fortinet, Inc.	317,758
10,344		Global Payments, Inc.	1,749,998
8,704		HP, Inc.	151,188
1,900	[1]	Insight Enterprises, Inc.	116,622
2,700		Intuit, Inc.	695,250
1,441		KLA Corp.	243,587
235	[1]	Keysight Technologies, Inc.	23,714
8,408		Mastercard, Inc.	2,327,418
6,195		Microsoft Corp.	888,177
4,573		Motorola, Inc.	760,581
2,218		Paychex, Inc.	185,513
3,711	[1]	Paycom Software, Inc.	784,988
1,497	[1]	Salesforce.com, Inc.	234,265
7,000	[1]	Sanmina Corp.	215,110
1,961	[1]	Synopsys, Inc.	266,206
1,886		Universal Display Corp.	377,539
22,000		Vishay Intertechnology, Inc.	443,300
1,760	[1]	WEX, Inc.	332,957
1,182		Western Digital Corp.	61,050
10,000		Western Union Co.	250,600
		TOTAL	16,494,547
		Materials—1.7%
9,367		Domtar, Corp.	340,865
30,584		DuPont de Nemours, Inc.	2,015,792
10,914		Mosaic Co./The	216,970
341		Royal Gold, Inc.	39,365
436		Scotts Miracle-Gro Co.	43,770
		TOTAL	2,656,762
		Real Estate—3.2%
1,900		Alexandria Real Estate Equities, Inc.	301,625
763	[1]	Altisource Portfolio Solutions S.A.	13,581
1,700		American Tower Corp.	370,736
7,700		Americold Realty Trust	308,693
2,400		Camden Property Trust	274,488
2,200		EastGroup Properties, Inc.	294,690

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
505		Equinix, Inc.	$286,224
4,900		Equity Lifestyle Properties, Inc.	342,706
3,600		Equity Residential Properties Trust	319,176
7,500		HCP, Inc.	282,150
12,500		Invitation Homes, Inc.	384,875
2,700		ProLogis, Inc.	236,952
1,500		Realty Income Corp.	122,685
4,300		Rexford Industrial Realty, Inc.	206,787
4,200		STORE Capital Corp.	170,100
880		Simon Property Group, Inc.	132,599
2,300		Sun Communities, Inc.	374,095
3,600		Terreno Realty Corp.	203,076
10,000		Weyerhaeuser Co.	292,100
		TOTAL	4,917,338
		Utilities—1.2%
14,160		AES Corp.	241,428
10,928		Consolidated Edison Co.	1,007,780
9,313		Exelon Corp.	423,649
6,603		Vistra Energy Corp.	178,479
		TOTAL	1,851,336
		TOTAL COMMON STOCKS (IDENTIFIED COST $72,908,513)	77,290,893
		ASSET-BACKED SECURITY—0.0%
		Auto Receivables—0.0%
$31,882		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021 (IDENTIFIED COST $31,875)	31,911
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
303	[3]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.283%, 3/25/2031	302
803		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	835
1,014		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	1,060
3,743		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	4,165
3,026	[4]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	3,242
859		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	882
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,110)	10,486
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
		Commercial Mortgage—2.0%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	178,118
190,000		Bank 2017-BNK8, Class A4, 3.488%, 11/15/2050	204,976
220,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	254,038
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	194,900
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	207,420
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	72,733
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	130,255
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.959%, 6/10/2046	209,708
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	216,082
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	315,633
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.618%, 11/25/2045	207,551
67,948		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	68,362

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$164,961		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	$165,015
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	103,732
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	210,199
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	54,044
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	103,542
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	156,784
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	26,255
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,004,136)	3,079,347
		CORPORATE BONDS—13.7%
		Basic Industry - Chemicals—0.0%
35,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	35,110
		Basic Industry - Metals & Mining—0.2%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	17,012
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	64,021
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	41,004
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	20,936
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	106,159
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	25,887
		TOTAL	275,019
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	10,294
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	20,534
		TOTAL	30,828
		Capital Goods - Aerospace & Defense—0.2%
100,000		Arconic, Inc., 5.870%, 2/23/2022	106,970
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	12,155
20,000		Raytheon Co., Sr. Note, 4.400%, 2/15/2020	20,140
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,193
40,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.893% (3-month USLIBOR +1.735%), 2/15/2042	30,175
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	53,741
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	53,768
		TOTAL	287,142
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	204,098
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	86,892
		TOTAL	290,990
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	15,204
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	30,555
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,056
200,000		Valmont Industries, Inc., 5.250%, 10/1/2054	205,638
		TOTAL	267,453
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	46,775
		Communications - Cable & Satellite—0.1%
200,000		CCO Safari II LLC, 4.908%, 7/23/2025	220,801
		Communications - Media & Entertainment—0.2%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	36,560

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 9/1/2020	$25,730
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	264,168
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,744
	TOTAL	347,202
	Communications - Telecom Wireless—0.4%
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	159,191
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	204,725
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	225,543
	TOTAL	589,459
	Communications - Telecom Wirelines—0.2%
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	182,751
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	97,463
	TOTAL	280,214
	Consumer Cyclical - Automotive—0.3%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	15,102
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	201,207
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	161,982
	TOTAL	378,291
	Consumer Cyclical - Leisure—0.1%
66,707	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	68,733
	Consumer Cyclical - Lodging—0.0%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	31,117
	Consumer Cyclical - Retailers—0.4%
50,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	53,956
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	41,527
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	260,692
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	176,384
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	10,275
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	77,395
	TOTAL	620,229
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	202,953
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	135,884
65,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	66,933
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	14,768
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	74,901
	TOTAL	495,439
	Consumer Non-Cyclical - Food/Beverage—1.0%
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	391,550
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	309,633
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	144,518
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	94,327
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	287,582
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	203,608
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	63,069
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	54,948
	TOTAL	1,549,235
	Consumer Non-Cyclical - Health Care—0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	135,059

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	$15,345
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,393
		TOTAL	160,797
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
105,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.950%, 3/15/2049	122,825
		Consumer Non-Cyclical - Products—0.1%
200,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	209,200
		Consumer Non-Cyclical - Supermarkets—0.2%
290,000		Kroger Co., Sr. Unsecd. Note, 5.400%, 1/15/2049	344,420
		Energy - Independent—0.4%
250,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	266,385
125,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	127,102
150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	151,337
		TOTAL	544,824
		Energy - Integrated—0.5%
135,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	141,612
300,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	333,385
75,000		Husky Energy, Inc., 4.000%, 4/15/2024	78,949
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	254,479
		TOTAL	808,425
		Energy - Midstream—1.0%
100,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	104,994
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	80,994
170,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	183,978
270,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.200%, 1/31/2050	286,424
10,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	10,220
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 3/1/2043	161,424
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	109,571
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	42,042
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	252,589
195,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	211,300
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,147
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,466
		TOTAL	1,494,149
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	14,925
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	18,650
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	38,500
		TOTAL	72,075
		Energy - Refining—0.0%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	12,933
		Financial Institution - Banking—2.5%
74,000		American Express Co., 2.650%, 12/2/2022	75,607
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	251,400
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	319,452
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.748% (3-month USLIBOR +0.650%), 10/1/2021	250,915
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	104,659
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	213,333
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	201,995

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	$262,175
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	178,647
25,000	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	25,751
30,000	Comerica, Inc., 3.800%, 7/22/2026	31,858
75,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	79,181
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	287,587
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	210,227
50,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	52,130
400,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	416,927
300,000	Morgan Stanley, 4.300%, 1/27/2045	350,754
120,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	120,927
210,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	212,913
130,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	131,500
	TOTAL	3,777,938
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	85,244
125,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	132,767
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	78,628
13,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,647
	TOTAL	311,286
	Financial Institution - Finance Companies—0.6%
170,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	175,964
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	162,979
250,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	281,212
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	263,821
	TOTAL	883,976
	Financial Institution - Insurance - Life—0.7%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	211,534
25,000	American International Group, Inc., 4.500%, 7/16/2044	27,934
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	37,625
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	137,558
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,472
275,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	275,099
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,464
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	265,931
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	21,858
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,330
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,329
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	67,487
	TOTAL	1,092,621
	Financial Institution - Insurance - P&C—0.1%
100,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	103,587
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	112,495
	TOTAL	216,082
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,628
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	10,497
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	71,694
	TOTAL	102,819

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.2%
$50,000	Healthcare Trust of America, 3.700%, 4/15/2023	$51,768
220,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	220,112
	TOTAL	271,880
	Financial Institution - REIT - Office—0.1%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	52,846
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	75,845
	TOTAL	128,691
	Financial Institution - REIT - Other—0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	111,944
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	80,264
	TOTAL	192,208
	Financial Institution - REIT - Retail—0.0%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	51,780
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,644
	Technology—0.7%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	30,559
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	193,725
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	22,951
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	274,101
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	125,140
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	55,376
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	116,190
70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	70,949
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	20,507
50,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	56,215
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,577
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	62,587
	TOTAL	1,038,877
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	67,710
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	30,776
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	228,463
	TOTAL	326,949
	Transportation - Services—0.2%
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	71,105
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	210,086
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	30,455
	TOTAL	311,646
	Utility - Electric—1.6%
110,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	111,398
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	88,337
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	336,794
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	164,448
280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	307,255
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	176,129
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	210,555
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	104,834
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,364

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$300,000		Metropolitan Edison Co., Sr. Unsecd. Note, 144A, 4.300%, 1/15/2029	$337,452
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	118,997
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	37,551
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	256,363
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	182,716
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	10,107
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	40,921
		TOTAL	2,494,221
		Utility - Natural Gas—0.1%
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	51,708
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	66,844
		TOTAL	118,552
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,474,623)	20,934,855
		U.S. TREASURIES—3.6%
108,249	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	107,408
170,031		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	168,894
289,530		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	303,493
817,928		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	868,744
270,183		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	302,575
137,604		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	163,741
325,000		United States Treasury Bond, 2.250%, 8/15/2049	330,383
50,000		United States Treasury Bond, 3.000%, 2/15/2049	58,975
600,000		United States Treasury Note, 1.375%, 8/31/2026	591,070
300,000		United States Treasury Note, 1.500%, 9/30/2024	299,613
120,000		United States Treasury Note, 2.250%, 3/31/2021	121,097
50,000		United States Treasury Note, 2.250%, 4/30/2024	51,563
425,000		United States Treasury Note, 2.375%, 4/30/2026	445,287
775,000		United States Treasury Note, 2.375%, 5/15/2029	822,354
25,000		United States Treasury Note, 2.500%, 1/31/2021	25,279
375,000		United States Treasury Note, 2.500%, 2/28/2021	379,445
400,000		United States Treasury Note, 2.625%, 2/15/2029	432,734
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,253,250)	5,472,655
		EXCHANGE-TRADED FUNDS—9.5%
32,075		iShares Core MSCI Emerging Markets ETF	1,641,278
192,700		iShares MSCI EAFE ETF	12,991,834
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $14,673,303)	14,633,112
		INVESTMENT COMPANIES—20.5%
291,670		Emerging Markets Core Fund	2,907,950
177,824		Federated Bank Loan Core Fund	1,728,447
149,083		Federated Government Obligations Fund, Premier Shares, 1.75%[6]	149,083
3,003,563		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.93%[6]	3,004,464
1,655,349		Federated Mortgage Core Portfolio	16,387,956
366,100		Federated Project and Trade Finance Core Fund	3,294,904

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
632,331	High Yield Bond Portfolio	$3,958,389
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $31,987,041)	31,431,193
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $147,342,851)	152,884,452
	OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	384,292
	TOTAL NET ASSETS—100%	$153,268,744
At October 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	57	$12,289,289	December 2019	$(25,682)
[1]United States Treasury Note 5-Year Long Futures	15	$1,788,047	December 2019	$(6,765)
[1]United States Treasury Ultra Bond Long Futures	6	$1,138,500	December 2019	$(36,436)
[1]United States Treasury Note 10-Year Short Futures	12	$1,563,563	December 2019	$14,628
[1]United States Treasury Note 10-Year Ultra Short Futures	8	$1,136,875	December 2019	$15,357
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(38,898)
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,096,428 and $3,481,094, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated fund holdings during the period ended October 31, 2019, were as follows:
Affiliates	Balance of Shares Held 7/31/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Emerging Markets Core Fund	278,303	13,367	—	291,670	$2,907,950	$(8,925)	$—	$33,545
Federated Bank Loan Core Fund	135,857	41,967	—	177,824	$1,728,447	$(21,669)	$—	$19,340
Federated Government Obligations Fund, Premier Shares*	145,972	20,368,169	(20,365,058)	149,083	$149,083	NA	NA	$ 5,508
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,815,511	7,004,696	(9,816,644)	3,003,563	$3,004,464	$113	$(259)	$10,989
Federated Mortgage Core Portfolio	1,314,242	610,833	(269,726)	1,655,349	$16,387,956	$(26,337)	$80,620	$112,691
Federated Project and Trade Finance Core Fund	362,119	3,981	—	366,100	$3,294,904	$(7,255)	$—	$35,846
High Yield Bond Portfolio	691,626	30,705	(90,000)	632,331	$3,958,389	$(21,953)	$3,595	$67,123
TOTAL OF AFFILIATED TRANSACTIONS	8,743,630	28,073,718	(30,541,428)	6,275,920	$31,431,193	$(86,026)	$83,956	$285,042
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of October 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$136,597	$149,083
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$73,599,850	$—	$—	$73,599,850
International	3,691,043	—	—	3,691,043
Debt Securities:
Asset-Backed Security	—	31,911	—	31,911
Collateralized Mortgage Obligations	—	10,486	—	10,486
Commercial Mortgage-Backed Securities	—	3,079,347	—	3,079,347
Corporate Bonds	—	20,934,855	—	20,934,855
U.S. Treasuries	—	5,472,655	—	5,472,655
Exchange-Traded Funds	14,633,112	—	—	14,633,112
Investment Companies[1]	28,136,289	—	—	31,431,193
TOTAL SECURITIES	$120,060,294	$29,529,254	—	$152,884,452
Other Financial Instruments[2]
Assets	$29,985	—	—	$29,985
Liabilities	(68,883)	—	—	(68,883)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(38,898)	—	—	$(38,898)
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $3,294,904 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit